Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes
Income taxes

The components of profit before taxes were:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
U.S.	$4,090	$2,250	$778
Non-U.S.	4,146	4,475	2,972
	$8,236	$6,725	$3,750

Profit before taxes, as shown above, is based on the location of the entity to which such earnings are attributable. Where an entity’s earnings are subject to taxation, however, may not correlate solely to where an entity is located.  Thus, the income tax provision shown below as U.S. or non-U.S. may not correspond to the earnings shown above.

The components of the provision (benefit) for income taxes were:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Current tax provision (benefit):
U.S.	$971	$750	$247
Non-U.S.	1,250	1,014	645
State (U.S.)	56	72	44
	2,277	1,836	936

Deferred tax provision (benefit):
U.S.	332	2	103
Non-U.S.	(89)	(92)	(75)
State (U.S.)	8	(26)	4
	251	(116)	32
Total provision (benefit) for income taxes	$2,528	$1,720	$968

We paid net income tax and related interest of $2,396 million, $1,369 million and $264 million in 2012, 2011 and 2010, respectively.

Reconciliation of the U.S. federal statutory rate to effective rate:

(Millions of dollars)	Years ended December 31,
	2012		2011		2010
Taxes at U.S. statutory rate	$2,882	35.0%	$2,354	35.0%	$1,313	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(342)	(4.2)%	(467)	(6.9)%	(339)	(9.0)%
State and local taxes, net of federal	55	0.7%	30	0.4%	27	0.7%
Interest and penalties, net of tax	22	0.3%	25	0.4%	16	0.4%
U.S. research and production incentives	(80)	(1.0)%	(152)	(2.3)%	(74)	(2.0)%
Other—net	(27)	(0.3)%	(7)	(0.1)%	(5)	(0.1)%
	2,510	30.5%	1,783	26.5%	938	25.0%

Prior year tax and interest adjustments	(300)	(3.7)%	41	0.6%	(34)	(0.9)%
Nondeductible goodwill	318	3.9%	33	0.5%	—	—%
Release of valuation allowances	—	—%	(24)	(0.3)%	(26)	(0.7)%
Non-U.S. earnings reinvestment changes	—	—%	(113)	(1.7)%	—	—%
Tax law change related to Medicare subsidies	—	—%	—	—%	90	2.4%
Provision (benefit) for income taxes	$2,528	30.7%	$1,720	25.6%	$968	25.8%

The provision for income taxes for 2012 included a $300 million benefit for adjusting prior year taxes and interest primarily to reflect a settlement reached with the U.S. Internal Revenue Service (IRS) for tax years 2000 to 2006. The largest drivers of the settlement benefit were a $188 million benefit to remeasure and recognize previously unrecognized tax benefits and a $96 million benefit to adjust related interest and penalties, net of tax. This benefit was offset by a negative impact from nondeductible goodwill of $203 million related to the ERA Mining Machinery Limited (Siwei) goodwill impairment and $115 million related to the divestiture of portions of the Bucyrus distribution business. See Note 10 and Note 25 for more information.

The provision for income taxes for 2011 included a $113 million benefit due to repatriation of non-U.S. earnings with available foreign tax credits in excess of the U.S. tax liability on the dividends and a $24 million benefit for the release of a valuation allowance against the deferred tax assets of certain non-U.S. entities due to tax planning actions implemented in 2011.  These benefits were offset by a charge of $41 million due to an increase in prior year unrecognized tax benefits and a negative impact of $33 million from nondeductible goodwill primarily related to the divestiture of a portion of the Bucyrus distribution business.

The provision for income taxes for 2010 included a deferred tax charge of $90 million due to the enactment of U.S. healthcare legislation effectively making government subsidies received for Medicare equivalent prescription drug coverage taxable. This deferred tax charge was offset by a $34 million benefit related to the recognition of refund claims for prior tax years and a $26 million benefit for the release of a valuation allowance against the deferred tax assets of certain non-U.S. entities due to tax planning actions implemented in 2010.

We have recorded income tax expense at U.S. tax rates on all profits, except for undistributed profits of non-U.S. subsidiaries of approximately $15 billion which are considered indefinitely reinvested.  Determination of the amount of unrecognized deferred tax liability related to indefinitely reinvested profits is not feasible.  If management intentions or U.S. tax law changes in the future, there may be a significant negative impact on the provision for income taxes to record an incremental tax liability in the period the change occurs.

Accounting for income taxes under U.S. GAAP requires that individual tax-paying entities of the company offset all current deferred tax liabilities and assets within each particular tax jurisdiction and present them as a single amount in the Consolidated Financial Position. A similar procedure is followed for all noncurrent deferred tax liabilities and assets. Amounts in different tax jurisdictions cannot be offset against each other. The amount of deferred income taxes at December 31, included on the following lines in Statement 3, are as follows:

	December 31,
(Millions of dollars)	2012	2011	2010
Assets:
Deferred and refundable income taxes	$979	$1,044	$579
Noncurrent deferred and refundable income taxes	1,863	2,005	2,337
	2,842	3,049	2,916
Liabilities:
Other current liabilities	66	69	8
Other liabilities	484	559	141
Deferred income taxes—net	$2,292	$2,421	$2,767

Deferred income tax assets and liabilities:
	December 31,
(Millions of dollars)	2012	2011	2010
Deferred income tax assets:
Pension	$2,100	$2,130	$1,065
Postemployment benefits other than pensions	1,678	1,622	1,501
Tax carryforwards	663	821	1,117
Warranty reserves	358	338	253
Stock-based compensation	281	232	215
Inventory	195	148	32
Allowance for credit losses	170	131	111
Post sale discounts	141	141	142
Deferred compensation	110	102	106
Other—net	491	537	404
	6,187	6,202	4,946

Deferred income tax liabilities:
Capital and intangible assets	(2,759)	(2,866)	(1,560)
Bond discount	(249)	(37)	(38)
Translation	(173)	(193)	(169)
Undistributed profits of non-U.S. subsidiaries	(128)	(215)	—
	(3,309)	(3,311)	(1,767)
Valuation allowance for deferred tax assets	(586)	(470)	(412)
Deferred income taxes—net	$2,292	$2,421	$2,767

At December 31, 2012, approximately $633 million of U.S. state tax net operating losses (NOLs) and $139 million of U.S. state tax credit carryforwards were available. The state NOLs primarily expire between 2015 and 2031.  The state tax credit carryforwards primarily expire over the next five to ten years.  We established a valuation allowance of $144 million for those state NOLs and credit carryforwards that are more likely than not to expire prior to utilization.

At December 31, 2012, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2033	Unlimited	Total
$6	$11	$10	$8	$576	$1,135	$1,746

At December 31, 2012 a valuation allowance of $442 million has been recorded at certain non-U.S. entities that have not yet demonstrated consistent and/or sustainable profitability to support the realization of net deferred tax assets.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions, including positions impacting only the timing of tax benefits, follows.

Reconciliation of unrecognized tax benefits: [1]
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Balance at January 1,	$958	$789	$761

Additions for tax positions related to current year	64	118	21
Additions for tax positions related to prior years	178	108	59
Reductions for tax positions related to prior years	(266)	(30)	(49)
Reductions for settlements [2]	(191)	—	—
Reductions for expiration of statute of limitations	(28)	(27)	(3)

Balance at December 31,	$715	$958	$789

Amount that, if recognized, would impact the effective tax rate	$669	$835	$667

[1]	Foreign currency translation amounts are included within each line as applicable.

[2]	Includes cash payment or other reduction of assets to settle liability.

We classify interest and penalties on income taxes as a component of the provision for income taxes. We recognized a net benefit for interest and penalties of $114 million in 2012 including the impact of the 2000 through 2006 settlement discussed previously. This compares to an expense of $39 million and $27 million during the years ended December 31, 2011 and 2010, respectively. The total amount of interest and penalties accrued was $134 million, $240 million and $201 million as of December 31, 2012, 2011 and 2010, respectively.

It is reasonably possible that the amount of unrecognized tax benefits will change in the next 12 months.  The IRS is currently examining our U.S. tax returns for 2007 to 2009. In our major non-U.S. jurisdictions, tax years are typically subject to examination for three to eight years. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on our consolidated financial position, liquidity or results of operations. Due to the uncertainty related to the timing and potential outcome of these matters, we can not estimate the range of reasonably possible change in unrecognized tax benefits in the next 12 months.